Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Supplement [Text Block]	hct4_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 66 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.44%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

2. The following supplements the “Principal Investment Risks” section on page 67 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 53 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.64%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 65 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.19%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

2. The following supplements the “Principal Investment Risks” section on page 66 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 48 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.39%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493

HC Advisors Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct4_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 66 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.44%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

2. The following supplements the “Principal Investment Risks” section on page 67 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

HC Advisors Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.11%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	555
HC Advisors Shares | The Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct4_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
HC Advisors Shares | The Core Fixed Income Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.17%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
HC Advisors Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct4_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 53 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.64%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
HC Advisors Shares | The Fixed Income Opportunity Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.31%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
HC Strategic Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct4_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 65 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.19%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

2. The following supplements the “Principal Investment Risks” section on page 66 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

HC Strategic Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.19%
1 Year	rr_ExpenseExampleYear01	19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	243
HC Strategic Shares | The Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct4_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 48 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
HC Strategic Shares | The Core Fixed Income Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.17%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
HC Strategic Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct4_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.39%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
HC Strategic Shares | The Fixed Income Opportunity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.31%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	493

[1]	(based on asset allocations among Specialist Managers, see "Advisory Services – Specialist Managers")